Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Estimated Useful Lives of Property, Plant and Equipment

Estimated useful lives of the assets are as follows:

Estimated useful lives (years)
Buildings and structures	20~40
Machinery	4, 5
Furniture and fixtures	4
Equipment, tools and vehicles	2, 4, 12
Right-of-use assets	(*)

(*) The Group depreciates the right-of-use assets from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Estimated Useful Lives of Intangible Assets, Other Than Goodwill

Estimated useful lives (years)
Intellectual property rights	5, 10, (*1)
Rights to use electricity, water and gas supply facilities	10
Software	4(*1)
Customer relationships	7, 10
Technology	10
Development costs	(*2)
Condominium and golf club memberships	Indefinite

(*1) Patent royalty (included in intellectual property rights) and software license are amortized over the useful lives considering the contract period.

(*2) Capitalized development costs are amortized over the useful lives considering the life cycle of the developed products. Amortization of capitalized development costs are recognized in research and development expenses in the consolidated statement of comprehensive income (loss).